Financing Receivables (Age Of The Recorded Investment In Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	¥ 1,851,290	¥ 1,842,726
1 to 89 days past due, Performing	6,791	8,333
Total	1,878,437	1,868,879
Greater than 90 days and accruing	84	156
Greater than 90 days past due, Nonperforming
Accounts, Notes, Loans and Financing Receivable [Line Items]
Greater than 90 days	20,356	17,820
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	933,579	1,036,342
1 to 89 days past due, Performing	2,868	2,149
Total	938,413	1,040,630
Greater than 90 days and accruing	3	7
Installment Sales Receivable | Greater than 90 days past due, Nonperforming
Accounts, Notes, Loans and Financing Receivable [Line Items]
Greater than 90 days	1,966	2,139
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	524,262	480,481
1 to 89 days past due, Performing	2,498	4,650
Total	529,460	488,015
Greater than 90 days and accruing	81	149
Lease Receivable | Greater than 90 days past due, Nonperforming
Accounts, Notes, Loans and Financing Receivable [Line Items]
Greater than 90 days	2,700	2,884
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	386,373	318,494
1 to 89 days past due, Performing	1,421	1,527
Total	400,093	329,181
Credit Receivable | Greater than 90 days past due, Nonperforming
Accounts, Notes, Loans and Financing Receivable [Line Items]
Greater than 90 days	12,299	9,160
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	7,076	7,409
1 to 89 days past due, Performing	4	7
Total	10,471	11,053
Other Receivable | Greater than 90 days past due, Nonperforming
Accounts, Notes, Loans and Financing Receivable [Line Items]
Greater than 90 days	3,391	3,637
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	295,506	271,115
Greater than 90 days	1,338	1,461
Total	296,844	272,576
Past due and accruing	¥ 0	¥ 0